Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 17,663	$ 23,079
Trade and other payables	$ 17,663	$ 23,079